CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (28,828,872)	$ (16,939,859)
Other Comprehensive Loss:
Unrealized gain (loss) on foreign currency translation	205,422	(877,455)
Comprehensive loss	(28,623,450)	(17,817,314)
Net loss attributable to noncontrolling interest	163,848
Comprehensive loss attributable to Marathon Patent Group, Inc.	$ (28,459,602)	$ (17,817,314)